Schedule I - Financial Information of Parent Company	12 Months Ended
Dec. 31, 2012
Schedule I - Financial Information of Parent Company
Schedule I - Financial Information of Parent Company

Additional Information-Financial Statement Schedule I

Financial Information of Parent Company

Balance Sheets

(in U.S. dollars in thousands, except share data)

	Years ended December 31,
	2011	2012
Assets

Current assets:
Cash and cash equivalents	4,849	18,372
Term deposits	40,854	—
Accounts receivable	152	199
Amounts due from related parties	20,747	21,960
Prepaid expenses and other current assets	669	1,725
Total current assets	67,271	42,256
Investment in subsidiaries	190,190	172,949
Intangible assets, net	—	1,554
Other noncurrent assets	352	266
Total assets	257,813	217,025
Liabilities and shareholders equity

Current liabilities:
Amounts due to related parties	12,995	12,881
Accrued expenses and other payables	4,158	2,294
Consideration payable in connection with business acquisitions	5,132	2,992
Total current liabilities	22,285	18,167
Contingent consideration payable-noncurrent	2,822	—
Other noncurrent liabilities	961	590
Total liabilities	26,068	18,757
Shareholders’ equity:
Ordinary shares (no par value; 451,925,654 shares authorized as of December 31, 2011 and 2012; 182,762,475 shares issued and 177,621,367 shares outstanding as of December 31, 2011; 190,926,475 shares issued and 185,069,020 shares outstanding as of December 31, 2012)	—	—
Additional paid-in capital	189,094	194,039
Retained earnings (accumulated deficit)	20,967	(19,579)
Accumulated other comprehensive income	21,684	23,808
Total shareholders equity	231,745	198,268
Total liabilities and shareholders’ equity	257,813	217,025

Financial Information of Parent Company

Statements of Comprehensive Income

(in U.S. dollars in thousands, except share and per share data)

	Years Ended December 31,
	2010	2011	2012

Net revenues	130	178	48
Cost of revenues (including share-based compensation of US$136, US$1,463 and US$278 in 2010, 2011 and 2012, respectively)	(300)	(1,622)	(545)
Gross loss	(170)	(1,444)	(497)
Selling and marketing expenses (including share-based compensation of US$354, US$7,427 and US$2,043 in 2010, 2011 and 2012, respectively)	(354)	(7,427)	(2,043)
General and administrative expenses (including share-based compensation of US2,434, US$10,476 and US$2,120 in 2010, 2011 and 2012, respectively)	(2,504)	(16,706)	(11,050)
Changes in fair value of contingent consideration for business acquisitions	(3,880)	(1,669)	(170)
Total operating expenses	(6,738)	(25,802)	(13,263)
Loss from operations	(6,908)	(27,246)	(13,760)
Other income (expenses), net	381	1,624	750
Loss on disposal of a subsidiary	—	(23)	—
Equity in earnings (losses) of subsidiaries	25,124	(15,179)	(27,536)
Income (loss) before provisions for income taxes	18,597	(40,824)	(40,546)
Provisions for income taxes	—	—	—
Net income (loss)	18,597	(40,824)	(40,546)

Net income (loss)	18,597	(40,824)	(40,546)
Other comprehensive income, net of tax:
Change in cumulative foreign currency translation adjustments	6,109	8,228	2,124
Comprehensive income (loss)	24,706	(32,596)	(38,422)

Financial Information of Parent Company

Parent Company Statements of Change in Equity

(in U.S. dollars in thousands, except share data)

	Series A		Series B		Ordinary shares			Additional	Retained earnings	Accumulated other	Total
	preferred shares		preferred shares		Shares		Shares to	paid-in	(accumulated	comprehensive	Shareholders’
	Shares	Amount	Shares	Amount	outstanding	Amount	be issued	capital	deficit)	income	equity
Balance as of December 31, 2009	44,055,018	28,725	4,019,328	5,000	82,640,994	—	11,035	20,199	43,194	7,347	115,500
Issuance of ordinary shares	—	—	—	—	7,932,000	—	(11,035)	11,035	—	—	—
Conversion of preferred shares upon the initial public offering (“IPO”)	(44,055,018)	(28,725)	(4,019,328)	(5,000)	48,074,346	—	—	33,725	—	—	—
Issuance of common shares upon IPO	—	—	—	—	36,666,668	—	—	89,635	—	—	89,635
Issuance of common shares upon the follow-on public offering	—	—	—	—	4,296,120	—	—	19,949	—	—	19,949
Share based compensation	—	—	—	—	—	—	—	2,924			2,924
Foreign currency translation adjustment	—	—	—	—	—	—	—	—	—	6,109	6,109
Net income	—	—	—	—	—	—	—	—	18,597	—	18,597
Balance as of December 31, 2010	—	—	—	—	179,610,128	—	—	177,467	61,791	13,456	252,714
Issuance of ordinary shares in connection with business acquisition	—	—	—	—	1,152,352	—	—	5,341	—	—	5,341
Repurchase of ordinary shares	—	—	—	—	(8,473,600)	—	—	(14,415)	—	—	(14,415)
Options exercised	—	—	—	—	5,332,492	—	—	1,335	—	—	1,335
Share based compensation	—	—	—	—	—	—	—	19,366			19,366
Foreign currency translation adjustment	—	—	—	—	—	—	—	—	—	8,228	8,228
Net loss	—	—	—	—	—	—	—	—	(40,824)	—	(40,824)
Balance as of December 31, 2011	—	—	—	—	177,621,372	—	—	189,094	20,967	21,684	231,745
Shares received for transfer of noncontrolling interest of a subsidiary					(1,152,352)			(357)			(357)
Adjustment in additional paid-in capital due to transfer of noncontrolling interest of a subsidiary	—	—	—	—	—	—	—	878	—	—	878
Options exercised	—	—	—	—	8,600,000	—	—	—	—	—	—
Share based compensation	—	—	—	—	—	—	—	4,441	—	—	4,441
Capital investment	—	—	—	—	—	—	—	(17)	—	—	(17)
Foreign currency translation adjustment	—	—	—	—	—	—	—	—	—	2,124	2,124
Net loss	—	—	—	—	—	—	—	—	(40,546)		(40,546)
Balance as of December 31, 2012	—		—	—	185,069,020	—	—	194,039	(19,579)	23,808	198,268

Financial Information of Parent Company

Statements of Cash Flows

(in U.S. dollars in thousands)

	Years Ended December 31,
	2010	2011	2012
Cash flows from operating activities:
Net income (loss)	18,597	(40,824)	(40,546)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Amortization of intangible assets	—	—	388
Equity in (earnings) loss of subsidiaries	(25,124)	15,179	27,536
Loss on disposal of subsidiary	—	23	—
Share-based compensation	2,924	19,366	4,441
Changes in fair value of contingent consideration for business acquisitions	3,880	1,669	170
Non-cash compensation resulting from transfer of non-controlling interest of Dimension (Note 19)	—	—	3,908
Changes in operating assets and liabilities:
Accounts receivable	(6)	(27)	(47)
Amounts due from related parties	(1,757)	(14,872)	(1,213)
Prepaid expenses and other current assets	(769)	(825)	(1,058)
Other noncurrent assets	(352)	—	86
Accrued expenses and other payables	1,153	3,501	(1,909)
Other noncurrent liabilities	1,090	(59)	(373)
Net cash (used in) provided by operating activities	(364)	(16,869)	(8,617)
Cash flows from investing activities:
Purchase of term deposits	—	(40,854)	—
Maturity of term deposits		—	40,854
Purchases of businesses	(13,359)	(12,936)	(3,500)
Investment in subsidiaries		(2,015)	(10,000)
Net cash (used in) provided by investing activities	(13,359)	(55,805)	27,354
Cash flows from financing activities:
Repurchase of ordinary shares	—	(14,415)	—
Amounts due to related parties	6,713	(1,039)	(114)
Payment of professional fee related to initial public offering	—	(1,242)	—
Proceeds from issuance of initial public offering, net of issuance cost	90,818	—	—
Proceeds from follow-on offering	19,948	—	—
Reimbursed issuance cost from follow-on offering	—	836	—
Payment of reimbursable issuance cost related to follow-on offering	(141)	(694)	—
Payment of deferred consideration for acquisitions	(4,252)	(7,961)	(5,100)
Proceeds from exercise of share options	—	1,335	—
Net cash provided by (used in) financing activities	113,086	(23,180)	(5,214)
Net increase (decrease) in cash and cash equivalents	99,363	(95,854)	13,523
Cash and cash equivalents, beginning of year	1,340	100,703	4,849
Cash and cash equivalents, end of year	100,703	4,849	18,372